Pension Plans and Other Postretirement Benefits (Tables)	6 Months Ended	12 Months Ended
	Mar. 24, 2012	Sep. 24, 2011
Pension Plans and Other Postretirement Benefits [Abstract]
Schedule of defined benefit plans disclosure
The following table provides the components of net periodic benefit costs:

	Pension Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Interest cost	$1,577	$1,705	$3,155	$3,411
Expected return on plan assets	(1,416)	(1,573)	(2,833)	(3,147)
Recognized net actuarial loss	1,318	1,180	2,636	2,360

Net periodic benefit cost	$1,479	$1,312	$2,958	$2,624

	Postretirement Benefits
	Three Months Ended		Six Months Ended
	March 24, 2012	March 26, 2011	March 24, 2012	March 26, 2011
Service Cost	$2	$2	$3	$4
Interest cost	200	213	401	427
Amortization of prior service costs	(122)	(122)	(244)	(244)
Recognized net actuarial loss	-	(9)	-	(18)

Net periodic benefit cost	$80	$84	$160	$169

The following tables provide a reconciliation of the changes in the benefit obligations and the fair value of the plan assets for fiscal 2011 and 2010 and a statement of the funded status for both years.  Under the Partnership's cash balance defined benefit pension plan, the accumulated benefit obligation and the projected benefit obligation are the same.

	Pension Benefits		Retiree Health and Life Benefits
	2011	2010	2011	2010
Reconciliation of benefit obligations:
Benefit obligation at beginning of year	$157,626	$157,187	$20,932	$21,127
Service cost	-	-	7	7
Interest cost	6,822	7,503	855	1,013
Actuarial loss	9,165	9,059	631	285
Lump sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Benefit obligation at end of year	$159,119	$157,626	$20,895	$20,932

Reconciliation of fair value of plan assets:
Fair value of plan assets at beginning of year	$139,889	$140,055	$-	$-
Actual return on plan assets	7,503	15,957	-	-
Employer contributions	-	-	1,530	1,500
Lump-sum benefits paid	(6,365)	(7,889)	-	-
Ordinary benefits paid	(8,129)	(8,234)	(1,530)	(1,500)
Fair value of plan assets at end of year	$132,898	$139,889	$-	$-

Funded status:
Funded status at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)

Amounts recognized in consolidated balance sheets consist of:
Net amount recognized at end of year	$(26,221)	$(17,737)	$(20,895)	$(20,932)
Less: Current portion	-	-	1,669	1,620
Non-current benefit liability	$(26,221)	$(17,737)	$(19,226)	$(19,312)

Amounts not yet recognized in net periodic benefit cost and included in accumulated other comprehensive income (loss):
Actuarial net (loss) gain	$(59,502)	$(56,267)	$1,825	$2,492
Prior service credits	-	-	2,358	2,848
Net amount recognized in accumulated other comprehensive (loss) income	$(59,502)	$(56,267)	$4,183	$5,340